Schedule of Supplemental Proforma Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Net loss	$ (103,358)	$ (19,377)	$ (55,582)	$ (70,858)
Total continuing operations supplemental pro forma revenue				263,662
Total continuing operations supplemental pro forma net loss				(72,798)
Parade [Member]
Business Acquisition [Line Items]
Revenue				40,071
Net loss				(2,494)
Total continuing operations supplemental pro forma revenue				55,981
Total continuing operations supplemental pro forma net loss				(3,070)
Arena [Member]
Business Acquisition [Line Items]
Total continuing operations supplemental pro forma revenue				207,681
Total continuing operations supplemental pro forma net loss				(67,788)
Adjustments [Member]
Business Acquisition [Line Items]
Total continuing operations supplemental pro forma net loss				$ (1,940)